Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended	60 Months Ended	77 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000089292
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	22.75%		3.79%		6.45%
C000089294
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	28.23%		4.22%		6.45%
C000130053
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000092796
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000238721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Account CoreBuilder<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Shares - Series EM
C000019901
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	14.48%		9.00%		4.75%
C000019903
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	19.51%		9.45%		4.74%
C000163720
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000089270
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000089507
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(5.46%)		3.24%		5.34%
C000089509
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	(1.48%)		3.67%		5.36%
C000092815
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000237502
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	6.42%		4.44%	4.32%
C000237503
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	11.51%		5.20%	4.73%
C000211793
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000211792
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000114589
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	16.56%		8.55%		5.66%
C000114590
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	21.66%		8.99%		5.63%
C000163724
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000114592
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000089292
Average Annual Return [Line Items]
Average Annual Return, Percent	30.25%		5.02%		7.08%
Without Sales Load [Member] | C000089294
Average Annual Return [Line Items]
Average Annual Return, Percent	29.23%		4.22%		6.45%
Without Sales Load [Member] | C000130053
Average Annual Return [Line Items]
Average Annual Return, Percent	30.78%		5.46%		7.53%
Without Sales Load [Member] | C000092796
Average Annual Return [Line Items]
Average Annual Return, Percent	30.66%		5.36%		7.45%
Without Sales Load [Member] | C000238721
Average Annual Return [Line Items]
Average Annual Return, Percent	16.57%	12.28%
Without Sales Load [Member] | C000019901
Average Annual Return [Line Items]
Average Annual Return, Percent	21.46%		10.31%		5.37%
Without Sales Load [Member] | C000019903
Average Annual Return [Line Items]
Average Annual Return, Percent	20.51%		9.45%		4.74%
Without Sales Load [Member] | C000163720
Average Annual Return [Line Items]
Average Annual Return, Percent	21.81%		10.63%		5.70%
Without Sales Load [Member] | C000089270
Average Annual Return [Line Items]
Average Annual Return, Percent	21.81%		10.63%		5.67%
Without Sales Load [Member] | C000089507
Average Annual Return [Line Items]
Average Annual Return, Percent	0.31%		4.47%		5.97%
Without Sales Load [Member] | C000089509
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.48%)		3.67%		5.36%
Without Sales Load [Member] | C000092815
Average Annual Return [Line Items]
Average Annual Return, Percent	0.64%		4.82%		6.36%
Without Sales Load [Member] | C000237502
Average Annual Return [Line Items]
Average Annual Return, Percent	12.92%		5.68%	5.28%
Without Sales Load [Member] | C000237503
Average Annual Return [Line Items]
Average Annual Return, Percent	12.51%		5.20%	4.73%
Without Sales Load [Member] | C000211793
Average Annual Return [Line Items]
Average Annual Return, Percent	13.38%		6.10%	5.71%
Without Sales Load [Member] | C000211792
Average Annual Return [Line Items]
Average Annual Return, Percent	13.15%		5.99%	5.60%
Without Sales Load [Member] | C000114589
Average Annual Return [Line Items]
Average Annual Return, Percent	23.68%		9.84%		6.29%
Without Sales Load [Member] | C000114590
Average Annual Return [Line Items]
Average Annual Return, Percent	22.66%		8.99%		5.63%
Without Sales Load [Member] | C000163724
Average Annual Return [Line Items]
Average Annual Return, Percent	24.16%		10.24%		6.73%
Without Sales Load [Member] | C000114592
Average Annual Return [Line Items]
Average Annual Return, Percent	23.96%		10.16%		6.65%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.93%		11.18%		7.67%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.93%		11.18%		7.67%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.93%		11.18%		7.67%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.93%		11.18%		7.67%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.93%	16.71%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.93%		11.18%		7.67%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.93%		11.18%		7.67%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.93%		11.18%		7.67%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.93%		11.18%		7.67%
ALLSPRING Index: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	22.64%		14.61%		11.31%
ALLSPRING Index: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	22.64%		14.61%		11.31%
ALLSPRING Index: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	22.64%		14.61%		11.31%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.93%		11.18%	9.43%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.93%		11.18%	9.43%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.93%		11.18%	9.43%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.93%		11.18%	9.43%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.93%		11.18%		7.67%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.93%		11.18%		7.67%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.93%		11.18%		7.67%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.93%		11.18%		7.67%
ALLSPRING Index: MSCI EM Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Average Annual Return, Percent	27.91%		7.46%		7.69%
ALLSPRING Index: MSCI EM Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Average Annual Return, Percent	27.91%		7.46%		7.69%
ALLSPRING Index: MSCI EM Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Average Annual Return, Percent	27.91%		7.46%		7.69%
ALLSPRING Index: MSCI EM Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Average Annual Return, Percent	27.91%		7.46%		7.69%
ALLSPRING Index: MSCI EM Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Average Annual Return, Percent	27.91%	16.68%
ALLSPRING Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent	23.03%		12.33%		7.48%
ALLSPRING Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent	23.03%		12.33%		7.48%
ALLSPRING Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent	23.03%		12.33%		7.48%
ALLSPRING Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent	23.03%		12.33%		7.48%
ALLSPRING Index: MSCI World Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index (Net)
Average Annual Return, Percent	16.91%		11.24%		8.98%
ALLSPRING Index: MSCI World Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index (Net)
Average Annual Return, Percent	16.91%		11.24%		8.98%
ALLSPRING Index: MSCI World Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index (Net)
Average Annual Return, Percent	16.91%		11.24%		8.98%
ALLSPRING Index: MSCI World ex USA Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index (Net)
Average Annual Return, Percent	25.75%		9.81%	8.83%
ALLSPRING Index: MSCI World ex USA Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index (Net)
Average Annual Return, Percent	25.75%		9.81%	8.83%
ALLSPRING Index: MSCI World ex USA Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index (Net)
Average Annual Return, Percent	25.75%		9.81%	8.83%
ALLSPRING Index: MSCI World ex USA Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index (Net)
Average Annual Return, Percent	25.75%		9.81%	8.83%
ALLSPRING Index: MSCI EM Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Average Annual Return, Percent	27.91%		7.46%		7.69%
ALLSPRING Index: MSCI EM Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Average Annual Return, Percent	27.91%		7.46%		7.69%
ALLSPRING Index: MSCI EM Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Average Annual Return, Percent	27.91%		7.46%		7.69%
ALLSPRING Index: MSCI EM Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Average Annual Return, Percent	27.91%		7.46%		7.69%